TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Transactions with Total (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Accounts receivable, net		$ 4,300
Other receivables		1,167	$ 14,278
Accounts payable	[1]	62,544	153,020
Contract liabilities, current portion	[1]	74,312	134,171
Contract liabilities, net of current portion	[1]	3,333	113,564
Related party
Related Party Transaction [Line Items]
Revenue		31,400	206,000	$ 283,300
Related party | TotalEnergies
Related Party Transaction [Line Items]
Accounts receivable, net			13,390
Other receivables			794
Accounts payable			232
Contract liabilities, current portion			218
Contract liabilities, net of current portion			0
Contract with customer, refund liability			18,229
Revenue		$ 2,289	$ 99,694	$ 76,216

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).